Benefit Plans (Tables) - OneMain Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of funded status of the defined benefit pension plans and other postretirement benefit plans

We have recognized the aggregate of all overfunded plans in other assets and the aggregate of all underfunded plans in other liabilities.

(dollars in millions)	Pension (a)			Postretirement (b)
At or for the Years Ended December 31,	2015	2014	2013	2014	2013

Projected benefit obligation, beginning of period	$409	$323	$368	$2	$7
Interest cost	15	15	14	—	—
Actuarial loss (gain) (c)	(24)	83	(47)	—	(5)
Benefits paid:
Plan assets	(12)	(12)	(12)	—	—
Curtailment	—	—	—	(2)	—
Projected benefit obligation, end of period	388	409	323	—	2

Fair value of plan assets, beginning of period	359	317	347	—	—
Actual return on plan assets, net of expenses	(15)	54	(18)	—	—
Company contributions	1	—	—	—	—
Benefits paid:
Plan assets	(12)	(12)	(12)	—	—
Fair value of plan assets, end of period	333	359	317	—	—
Funded status, end of period	$(55)	$(50)	$(6)	$—	$(2)

Net amounts recognized in the consolidated balance sheet:
Other assets	$—	$—	$7	$—	$—
Other liabilities	(55)	(50)	(13)	—	(2)
Total amounts recognized	$(55)	$(50)	$(6)	$—	$(2)

Pretax net gain (loss) recognized in accumulated other comprehensive income or loss	$29	$(19)	$26	$—	$4

(a)	Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $10 million at December 31, 2015 and 2014.

(b)	We do not currently fund postretirement benefits.

(c)	We adopted new mortality tables in 2014, which increased the plan liabilities during 2014.

Schedule of defined benefit pension plan obligations in which the projected benefit obligation was in excess of the related plan assets and the accumulated benefit obligation was in excess of the related plan assets

Defined benefit pension plan obligations in which the projected benefit obligation (“PBO”) was in excess of the related plan assets and the accumulated benefit obligation (“ABO”) was in excess of the related plan assets were as follows:

(dollars in millions)	PBO and ABO Exceeds Fair Value of Plan Assets
December 31,	2015	2014

Projected benefit obligation	$388	$409
Accumulated benefit obligation	388	409
Fair value of plan assets	333	359

Schedule of components of net periodic benefit cost

The following table presents the components of net periodic benefit cost with respect to our defined benefit pension plans:

(dollars in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Components of net periodic benefit cost - pension plans:
Interest cost	$4	$4	$12	$12
Expected return on assets	(5)	(5)	(13)	(14)
Net periodic benefit cost	$(1)	$(1)	$(1)	$(2)

The following table presents the components of net periodic benefit cost recognized in income and other amounts recognized in accumulated other comprehensive income or loss with respect to the defined benefit pension plans and other postretirement benefit plans:

(dollars in millions)	Pension			Postretirement
Years Ended December 31,	2015	2014	2013	2014	2013

Components of net periodic benefit cost:
Service cost	$—	$—	$—	$—	$1
Interest cost	15	15	14	—	—
Expected return on assets	(19)	(16)	(15)	—	—
Curtailment gain	—	—	—	(2)	—
Settlement gain	—	—	—	(4)	—
Net periodic benefit cost	(4)	(1)	(1)	(6)	1

Other changes in plan assets and projected benefit obligation recognized in other comprehensive income or loss:
Net actuarial loss (gain)	9	46	(13)	—	(5)
Net settlement gain	—	—	—	4	—
Total recognized in other comprehensive income or loss	9	46	(13)	4	(5)

Total recognized in net periodic benefit cost and other comprehensive income or loss	$5	$45	$(14)	$(2)	$(4)

We have made the following estimates relating to our combined defined benefit pension plans and our defined benefit postretirement plans:

•	the estimated net loss that will be amortized from accumulated other comprehensive income or loss into net periodic benefit cost over the next fiscal year will be less than $1 million for our combined defined benefit pension plans;

•	the estimated prior service credit that will be amortized from accumulated other comprehensive income or loss into net periodic benefit cost over the next fiscal year will be zero for our combined defined benefit pension plans; and

•	the estimated amortization from accumulated other comprehensive income or loss for net loss and prior service credit that will be amortized into net periodic benefit cost over the next fiscal year will be zero for our defined benefit postretirement plans.

Summary of weighted average assumptions used to determine projected benefit obligations and net periodic benefit costs

The following table summarizes the weighted average assumptions used to determine the projected benefit obligations and the net periodic benefit costs:

	Pension		Postretirement
December 31,	2015	2014	2015	2014

Projected benefit obligation:
Discount rate	4.26%	3.89%	3.45%	3.80%
Rate of compensation increase	—	—	N/A *	N/A *

Net periodic benefit costs:
Discount rate	3.89%	4.83%	3.80%	3.80%
Expected long-term rate of return on plan assets	5.27%	5.29%	N/A *	N/A *
Rate of compensation increase (average)	—	—	N/A *	N/A *

*	Not applicable

Schedule of expected future benefit payments, net of participants' contributions, of defined benefit pension plans and other postretirement benefit plans

The expected future benefit payments, net of participants’ contributions, of our defined benefit pension plans at December 31, 2015 are as follows:

(dollars in millions)	Pension

2016	$15
2017	15
2018	15
2019	15
2020	16
2021-2025	89

Schedule of plan assets measured at fair value and indicates the fair value hierarchy based on the levels of inputs utilized to determine fair value

The following table presents information about our plan assets measured at fair value and indicates the fair value hierarchy based on the levels of inputs we utilized to determine such fair value:

(dollars in millions)	Level 1	Level 2	Level 3	Total

December 31, 2015
Assets:
Cash and cash equivalents	$3	$—	$—	$3
Equity securities:
U.S. (a)	—	16	—	16
International (b)	—	15	—	15
Fixed income securities:
U.S. investment grade (c)	—	291	—	291
U.S. high yield (d)	—	8	—	8
Total	$3	$330	$—	$333

December 31, 2014
Assets:
Cash and cash equivalents	$2	$—	$—	$2
Equity securities:
U.S. (a)	—	19	—	19
International (b)	—	1	—	1
Fixed income securities:
U.S. investment grade (c)	—	335	—	335
U.S. high yield (d)	—	2	—	2
Total	$2	$357	$—	$359

(a)	Includes index mutual funds that primarily track several indices including S&P 500 and S&P 600 in addition to other actively managed accounts, comprised of investments in large cap companies.

(b)	Includes investment mutual funds in companies in emerging and developed markets.

(c)	Includes investment mutual funds in U.S. and non-U.S. government issued bonds, U.S. government agency or sponsored agency bonds, and investment grade corporate bonds.

(d)	Includes investment mutual funds in securities or debt obligations that have a rating below investment grade.